--------------------------------------------------------------------------------
                                                              -----------------
                                                                [ORBITEX LOGO]
                                                              -----------------














--------------------------------------------------------------------------------

  S E M I  -  A N N U A L                       UNAUDITED

                        R E P O R T             OCTOBER 31, 1998
--------------------------------------------------------------------------------


                                                ORBITEX STRATEGIC
                                                NATURAL RESOURCES FUND


                                                ORBITEX INFO-TECH AND
                                                COMMUNICATIONS FUND


                                                ORBITEX GROWTH FUND


                                                ORBITEX ASIAN
                                                HIGH YIELD FUND




--------------------------------------------------------------------------------

ORBITEX GROUP OF FUNDS
STRATEGIC NATURAL RESOURCES FUND
MANAGED BY ORBITEX MANAGEMENT INC.

PERFORMANCE REVIEW: The period April 30, 1998 to October 31, 1998 has been a very challenging period for most investors including natural resource investors. During the period the Orbitex Strategic Natural Resources Fund Class A Shares had a total return of (23.46)%, compared to (0.41)% for the S&P 500 Index and (24.42)% for the Lipper Natural Resources Fund Category; however, since inception (October 23, 1997) to October 31, 1998, the Class A Shares' performance is (15.24)% compared to 17.42% for the S&P 500 Index and (30.52)% for the Lipper Natural Resources Fund Category. The Class B Shares' performance is 3.44% for the period September 21, 1998 (inception) to October 31, 1998. The Fund seeks to achieve its objective through a flexible policy of investing primarily in common stocks of companies engaged in natural resource industries and industries supportive to natural resource industries.

Concerns over global growth, especially from the Pacific Rim and other emerging countries is prolonging the weakness in commodity prices. Crude oil prices continue to trade near record low levels despite the Organization of Petroleum Exporting Countries' ("OPEC") agreement to cut production twice in the past six months. Additionally many natural gas and integrated oil companies have cut back on exploration and production expenditures, negatively impacting the Fund's holdings in oil service companies like Diamond Offshore Drilling, Petroleum GEO Services ADR, and Schlumberger Ltd. Seasonally, November through April is a strong demand period for some natural resources including oil, natural gas, gold, and copper. Weather experts recently announced that La Nina is here which may cause a cold winter, thus potentially increasing prices in heating oil and natural gas. We believe that as a result of the recent decline in oil revenue by OPEC countries there is tremendous pressure to increase oil prices. The gold and other precious metals markets should stabilize as we enter the traditionally strong demand period driven by Christmas buying, the wedding season in India and the launch of the Chinese new year. The Fund is positioned in Barrick Gold and Newmont Mining which we believe will benefit from improved precious metals performance.

During the period, the depressed valuations led to an increase in corporate stock buybacks and merger and acquisition activity. The Fund continues to place above average emphasis on large capitalization, defensive, cash rich and cost cutting securities within the natural resource sector. Despite the difficult environment, noteworthy company performance spanned a diverse group of sectors. The Fund benefited from its positions in Exxon Corporation, Stillwater Mining, Dupont and Fort James. Despite the strong fundamentals in the natural gas industry, Comstock Resources, EEX Corporation and Nuevo Energy were disappointing performers.

OUTLOOK: We see an improving environment for the natural resources sector toward the end of 1998 and into 1999 as oversupplied inventory levels improve (due to less supply). Production for some of these commodities is slowing or stopping due to the prolonged weakness in commodity prices. The cure for low commodity prices is that low commodity prices tend to generate demand. Additionally, the weaker United States dollar and lower global interest rates should stabilize growth and put more liquidity into the system; thereby increasing demand for natural resources. We are extremely positive on the longer term outlook for the natural resource markets. These companies have rarely, if ever, sold at such low valuations.

We appreciate your investment in the Orbitex Strategic Natural Resources Fund.

ORBITEX GROUP OF FUNDS
INFO-TECH & COMMUNICATIONS FUND
MANAGED BY ORBITEX MANAGEMENT INC.


PERFORMANCE REVIEW: During the period from April 30, 1998 to October 31, 1998, the Info-Tech & Communications Fund Class A Shares had a total return of (0.71)%, which compares with a total return of (0.41)%, for the S&P 500 Index and (5.12)% for the Lipper Science & Technology Index; however, since inception (October 22,1997) to October 31, 1998, the Class A Shares' performance is 29.87% compared to 17.42% for the S&P 500 Index and 3.33% for the Lipper Science & Technology Category. The Class B Shares' performance is 6.69% for the period September 16, 1998 (inception) to October 31, 1998. The Fund seeks to achieve superior long-term capital growth through selective investment in companies engaged in the communications, information and related technology industries.

This six-month period for the Fund was an extremely challenging and volatile period in the stock market. The Fund showed strong relative strength against the major indexes and its peer group from May through July, posting a peek performance in mid-July for a year-to-date return of 54% (January 1, 1998, through July 21, 1998). With the prospect of rising turmoil throughout the emerging markets, the Fund moved into more conservative holdings consisting of both domestic and international traditional telecommunications services companies with a supporting dividend yield. However, few securities in the market were unaffected by the Russian devaluation of the Ruble, leading stocks lower in the period of August through the first week of October. At its low point, the Fund declined to a year-to-date gain of 20%. The Fund repositioned into more aggressive, attractively valued, smaller capitalization technology stocks during the ruble crisis that increased performance in the market rally that ensued in the latter half of October.

Some of the top performing investments for the Fund during the six-month period included stocks in the semiconductor, software, internet, networking and telecommunications services sectors. In the semiconductor arena, the Fund focused on very specialized companies that design communications related semiconductors, such as PMC Sierra and its data networking chips, Maxim with its consumer electronics analog chips and Texas Instruments with its digital signal processor chips (DSP's) used in cellular telephones. In the software arena, the Fund was particularly successful with its investment in Saville Systems, a leading vendor of telecommunications billing software. In networking, investments in Cisco, Northern Telecom, Uniphase, Ascend, FORE and a host of others, have played a key role in the Fund's performance since the beginning of the year. In the telecommunications services arena, WorldCom continues to be one of the Fund's top holdings. With the completion of the MCI merger, WorldCom's unique, global telecommunications market position continues to be recognized by the marketplace. Lastly, the internet has played a significant role in the Fund's performance with investments in Inktomi, E-Bay, DoubleClick, Broadcast Communications and Ozemail.

The Fund experienced weak performance from its holdings of international telecommunications stocks. The Fund's investments in Telebras, Portugal Telecom, Telecom Italia and Deutsche Telecom, intended to provide downside support, had a negative impact on the Fund and have been eliminated. Additionally, the Fund's investments in wireless services stocks Omnipoint and Powertel were a disappointment. The Fund, however, continues to view these wireless services stocks as central opportunities in the burgeoning world of wireless phone service and continues to maintain these investments.

OUTLOOK: While it seems paradoxical to some, technology, driven by the emerging communications boom occurring on a world-wide basis, has proven to be the flight to safety sector during the period. A flight to safety implies a degree of predictability. The communications industry is in its infancy. The emergence of the strong consumer demand for internet services, corporate demand for increasing network bandwidth and speed, and the deregulation of the world telecommunications service providers are bringing new levels of growth and opportunity for many of today's leading technology companies. It is these growth opportunities that the Fund continues to focus on going forward. As new, state-of-the-art networks are established around the world, the long-term outlook for semiconductors, software, networking and the internet continues to be extremely compelling. This exciting and complex era of technology securities continues to capture investor's attention and offers many growth prospects.

We appreciate your investment in the Orbitex Info-Tech & Communications Fund.

ORBITEX GROUP OF FUNDS
GROWTH FUND
MANAGED BY ORBITEX MANAGEMENT INC.


PERFORMANCE REVIEW: For the period April 30, 1998 to October 31, 1998, the Orbitex Growth Fund had a total return of (7.08)% versus (0.41)% for the S&P 500 Index and (6.84)% for the Lipper Growth Fund Category; however, since inception (October 22, 1997) to October 31, 1998, the Class A Shares' performance is 11.07% compared to 17.42% for the S&P 500 Index and 5.39% for the Lipper Growth Fund Category. The Class B Shares' performance is 1.15% for the period September 16, 1998 (inception) to October 31, 1998. The Fund seeks to achieve its objective of long-term growth of capital through investments in securities that have the potential for significant appreciation.

The mood among investors has shifted significantly since reaching lows on August 31, 1998 and everyone is hoping the value created by this market downturn will last through year-end. Despite the ongoing concerns in emerging Asian and Japanese Markets, plus the liquidity concerns with hedge funds, the market sentiment has turned very bullish as equity prices continue to melt-up. United States gross domestic product remains stronger than originally expected and the Federal Reserve has provided liquidity with three interest rate decreases. Also, the market breadth has broadened and is no longer concentrated in the top growth stocks. We believe this market breadth is a bullish sign for the general market.

The Fund benefited from concentrated weightings in the pharmaceutical, financial, and technology areas while underweighting the energy and basic industry sectors. Notable performers for the period include Schering Plough, Mellon Bank, Gateway 2000 and General Electric. Disappointing performance for the period included Atlantic Richfield and FPL Group.

PORTFOLIO COMPOSITION: The Fund's sector and stock weighting are a result of bottom-up stock picking across all capitalizations. The Fund continues to have a fairly standard approach to record high valuations achieved in the market by a number of companies in the internet sector. On October 31, 1998, the Fund had a 12% cash position, a material but temporary cash position.

OUTLOOK: We expect the financial markets to remain volatile in the near term as the markets struggle between lower global interest rates and earnings growth for 1999. Inflation continues to be low and we see no reason for inflation to be a concern over the near term. Commodity prices remain depressed and there is little, if any, pricing power. During this environment, the Fund will continue to seek out quality, value-oriented growth stocks.

We appreciate your investment in the Orbitex Growth Fund.

ORBITEX GROUP OF FUNDS
STRATEGIC NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

                                                                                                             MARKET
                                                                                SHARES                        VALUE
                                                                                ------                        -----
COMMON STOCKS - 92.87%
ALUMINUM - 1.75%
     Alcan Aluminum, Ltd. .................................................      2,500               $       63,281
                                                                                                     --------------

BUILDING CONSTRUCTION - 1.73%
     J. Ray McDermott SA (a) ..............................................      2,000                       62,750
                                                                                                     --------------

CHEMICALS - 3.71%
     Crompton & Knowles Corp. .............................................      3,000                       48,188
     Du Pont (E.I.) de Nemours and Co. ....................................      1,500                       86,250
                                                                                                     --------------

                                                                                                            134,438
                                                                                                     --------------
ELECTRIC UTILITIES - 5.83%
     FPL Group, Inc. ......................................................      1,500                       93,844
     PG&E Corp. ...........................................................      1,750                       53,265
     Unicom Corp. .........................................................      1,700                       64,069
                                                                                                     --------------

                                                                                                            211,178
                                                                                                     --------------
GAS EXPLORATION - 2.99%
     Anderson Exploration, Ltd. (a) .......................................      2,500                       25,437
     Oryx Energy Co. (a) ..................................................      2,500                       35,000
     Seagull Energy Corp. (a) .............................................      4,000                       47,750
                                                                                                     --------------

                                                                                                            108,187
                                                                                                     --------------
GAS & PIPELINE UTILITIES - 1.03%
     K N Energy, Inc. .....................................................        750                       37,266
                                                                                                     --------------

INTERNATIONAL OIL - 15.76%
     Chevron Corp. ........................................................      1,000                       81,500
     Conoco, Inc., Class A (a) ............................................      3,500                       87,062
     Mobil Corp. ..........................................................      1,000                       75,688
     Ranger Oil, Ltd. (a) .................................................     10,000                       63,750
     Royal Dutch Petroleum Co., NY Shares..................................      2,400                      118,200
     Texaco, Inc. .........................................................      1,200                       71,175
     USX-Marathon Group ...................................................      2,250                       73,547
                                                                                                     --------------

                                                                                                            570,922
                                                                                                     --------------
LIFE SCIENCES - 1.63%
     Monsanto Co. .........................................................      1,450                       58,906
                                                                                                     --------------

MINING - 11.08%
     Aber Resources, Ltd. (a) .............................................      3,000                       16,818
     Apex Silver Mines, Ltd. (a) ..........................................      4,500                       41,063
     Barrick Gold Corp. ...................................................      2,500                       53,437
     Freeport-McMoRan Copper & Gold, Inc., Class A ........................      3,500                       41,781
     Getchell Gold Corp. (a) ..............................................      3,000                       52,500
     Newmont Mining Corp. .................................................      3,500                       74,375
     Normandy Mining, Ltd. ................................................     20,000                       17,888
     Phelps Dodge Corp. ...................................................      1,000                       57,625
     Stillwater Mining Co. (a) ............................................      1,000                       32,375
     Viceroy Resource Corp. (a) ...........................................      6,500                       13,480
                                                                                                     --------------

                                                                                                            401,342
                                                                                                     --------------

See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
STRATEGIC NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                                                                                         MARKET
                                                                               SHARES                     VALUE
                                                                               ------                     -----
OIL - 12.26%
     Atlantic Richfield Co. ...............................................      1,250               $       86,094
     Canadian 88 Energy Corp. (a) .........................................      7,000                       24,951
     Exxon Corp. ..........................................................      2,500                      178,125
     Pennzoil Co. .........................................................      1,000                       35,875
     Sun Company, Inc. ....................................................      1,000                       34,312
     Unocal Corp. .........................................................      2,500                       84,844
                                                                                                     --------------
                                                                                                            444,201
                                                                                                     --------------
OIL & GAS DRILLING - 0.85%
     Diamond Offshore Drilling, Inc. ......................................      1,000                       30,688
                                                                                                     --------------

OIL & GAS EXPLORATION AND PRODUCTION - 21.72%
     Anadarko Petroleum Corp. .............................................      2,000                       67,750
     Baytex Energy, Ltd., Class A (a)......................................      5,000                       16,850
     Benz Energy, Ltd. (a) ................................................     25,000                       11,342
     Bonavista Petroleum Ltd. (a) .........................................      2,500                       11,909
     Burlington Resources, Inc. ...........................................      2,750                      113,266
     Canadian Natural Resources, Ltd. (a) .................................      2,000                       34,997
     Comstock Resources, Inc. (a) .........................................      6,000                       29,625
     EEX Corp. (a) ........................................................     10,000                       38,750
     Enron Corp. ..........................................................      2,000                      105,500
     Global Industries, Inc. (a) ..........................................      3,500                       33,687
     Gulf Canada Resources, Ltd. ..........................................     10,000                       37,500
     Kerr-Mcgee Corp. .....................................................      1,200                       47,850
     Nuevo Energy Co. (a) .................................................      2,500                       52,969
     Pacalta Resources, Ltd. (a) ..........................................      4,000                       13,739
     Probe Exploration, Inc. (a) ..........................................     10,000                       16,202
     Sharpe Resources Corp. (a) ...........................................     30,000                       13,027
     Snyder Oil Corp. .....................................................      3,000                       47,812
     Suncor Energy Inc. ...................................................        500                       15,878
     Ultra Petroleum Corp. (a) ............................................      5,000                        6,092
     Vastar Resources, Inc. ...............................................      1,500                       71,719
                                                                                                     --------------

                                                                                                            786,464
                                                                                                     --------------
OIL FIELD SERVICE - 4.34%
     BJ Services Co. (a) ..................................................      2,000                       40,875
     Petroleum Geo-Services, ADR (a) ......................................      1,000                       21,375
     Schlumberger Ltd. ....................................................      1,000                       52,500
     Tidewater, Inc. ......................................................      1,500                       42,468
                                                                                                     --------------

                                                                                                            157,218
                                                                                                     --------------
PAPER & RELATED PRODUCTS - 4.30%
     Champion International Corp. .........................................      1,500                       47,906
     Fort James Corp. .....................................................      1,500                       60,469
     Mead Corp. ...........................................................      1,500                       47,437
                                                                                                     --------------

                                                                                                            155,812
                                                                                                     --------------

See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
STRATEGIC NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                                                                                          MARKET
                                                                                SHARES                     VALUE
                                                                                ------                     -----
PETROLEUM SERVICES - 2.69%
     Phillips Petroleum Co. ...............................................      1,500               $       64,875
     Varco International, Inc. (a) ........................................      3,000                       32,438
                                                                                                     --------------
                                                                                                             97,313
                                                                                                     --------------
RETAIL - 1.20%
     Home Depot, Inc. .....................................................      1,000                       43,500
                                                                                                     --------------

TOTAL COMMON STOCKS - (Cost $3,471,272)                                                                   3,363,466
                                                                                                     --------------



SHORT TERM INVESTMENT (COST $441,000)- 12.18%                                PRINCIPAL
TIME DEPOSIT - 12.18%                                                          AMOUNT
---------------------                                                          ------
     State Street Bank and Trust Co.,
     4.750%, 11/2/1998 ...................................................$    441,000                      441,000
                                                                                                     --------------


TOTAL INVESTMENTS (COST $3,912,272) - 105.05%                                                             3,804,466
OTHER ASSETS AND LIABILITIES - (5.05)%                                                                     (182,735)
                                                                                                     --------------

NET ASSETS - 100.00%                                                                                 $    3,621,731
                                                                                                     ==============

(a) Denotes non-income producing security
ADR - American Depository Receipt

See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
INFO-TECH & COMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

                                                                                                          MARKET
                                                                                SHARES                     VALUE
                                                                                ------                     -----
COMMON STOCKS - 70.19%
ADVERTISING - 2.97%
     DoubleClick, Inc. (a) ................................................     11,600               $      382,800
                                                                                                     --------------
BROADCASTING - 1.16%
     Broadcast Communications PLC (a) .....................................      3,000                      149,625
                                                                                                     --------------

COMPUTERS & BUSINESS EQUIPMENT - 8.23%
     Apple Computer, Inc. (a) .............................................      5,000                      185,625
     Compaq Computer Corp. ................................................      8,000                      253,000
     Gateway 2000, Inc. (a) ...............................................      7,000                      390,688
     Sun Microsystems, Inc. (a) ...........................................      4,000                      233,000
                                                                                                     --------------

                                                                                                          1,062,313
                                                                                                     --------------
ELECTRONICS - 9.82%
     Maxim Integrated Products, Inc. (a) ..................................      5,000                      178,438
     Micron Technology, Inc. (a) ..........................................      5,000                      190,000
     PMC-Sierra, Inc. (a) .................................................     11,500                      516,062
     Texas Instruments, Inc. ..............................................      6,000                      383,625
                                                                                                     --------------

                                                                                                          1,268,125
                                                                                                     --------------
NETWORKING PRODUCTS - 7.26%
     Cisco Systems, Inc. (a) ..............................................      5,000                      315,000
     FORE Systems, Inc. (a) ...............................................     22,500                      351,563
     Newbridge Networks Corp. (a) .........................................     13,200                      270,600
                                                                                                     --------------

                                                                                                            937,163
                                                                                                     --------------
SOFTWARE - 4.98%
     Concentric Network Corp. (a) .........................................      8,000                      194,000
     Evolving Systems, Inc. (a) ...........................................     34,500                       58,219
     Ozemail, Ltd., ADR ...................................................     39,500                      390,062
                                                                                                     --------------

                                                                                                            642,281
                                                                                                     --------------
TELECOMMUNICATIONS SERVICES - 20.44%
     GST Telecommunications, Inc. (a) .....................................     22,600                      156,787
     ICG Communications, Inc. (a) .........................................     30,000                      620,625
     Metronet Communications Corp., Class B (a) ...........................      2,000                       46,000
     Northern Telecom, Ltd. ...............................................     14,300                      612,219
     Omnipoint Corp. (a) ..................................................     75,200                      695,600
     Saville Systems PLC, ADR (a)..........................................     30,000                      506,250
                                                                                                     --------------

                                                                                                          2,637,481
                                                                                                     --------------
TELEPHONE - 15.33%
     ALLTEL Corp. .........................................................      9,400                      440,037
     AT&T Corp. ...........................................................      3,500                      217,875
     Intermedia Communications, Inc. (a) ..................................     28,000                      518,000
     MCI WorldCom, Inc. (a) ...............................................     10,331                      570,788
     Powertel, Inc. (a) ...................................................     15,600                      232,050
                                                                                                     --------------

                                                                                                          1,978,750
                                                                                                     --------------
TOTAL COMMON STOCKS - (Cost $8,602,410)                                                                   9,058,538
                                                                                                     --------------

See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
INFO-TECH & COMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                                                             PRINCIPAL                   MARKET
                                                                               AMOUNT                     VALUE
                                                                               ------                     -----
SHORT TERM INVESTMENTS (COST $3,106,000)- 24.06%
COMMERCIAL PAPER - 24.06% Prudential Funding Corp.
     5.750%, 11/2/1998 .................................................... $3,106,000               $    3,106,000
                                                                                                     --------------


TOTAL INVESTMENTS (COST $11,708,410) - 94.25%                                                            12,164,538
OTHER ASSETS AND LIABILITIES- 5.75%                                                                         741,514
                                                                                                     --------------

NET ASSETS - 100.00%                                                                                 $   12,906,052
                                                                                                     ==============


(a) Denotes non-income producing security
ADR - American Depository Receipt

See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

                                                                                                         MARKET
                                                                               SHARES                     VALUE
                                                                               ------                     -----
COMMON STOCKS - 88.29%
BANKS - 6.94%
     Charter One Financial, Inc. ..........................................        850               $       23,322
     Mellon Bank Corp. ....................................................        500                       30,062
     Summit Bancorp. ......................................................        550                       20,866
                                                                                                     --------------
                                                                                                             74,250
                                                                                                     --------------
BROADCASTING - 1.92%
     Clear Channel Communications, Inc. (a) ...............................        450                       20,503
                                                                                                     --------------

COMPUTERS & BUSINESS EQUIPMENT - 7.46%
     Equant NV, NY Shares (a)..............................................        500                       21,875
     Gateway 2000, Inc. (a) ...............................................        500                       27,906
     Hewlett-Packard Co. ..................................................        500                       30,094
                                                                                                     --------------

                                                                                                             79,875
                                                                                                     --------------
CONSUMER PRODUCTS - 1.55%
     Fortune Brands, Inc. .................................................        500                       16,531
                                                                                                     --------------

COSMETICS & TOILETRIES - 2.52%
     Gillette Co. .........................................................        600                       26,962
                                                                                                     --------------

DIVERSIFIED - 2.01%
     Berkshire Hathaway, Inc., Class B (a).................................         10                       21,480
                                                                                                     --------------

DRUGS & HEALTH CARE - 12.58%
     American Home Products Corp. .........................................        400                       19,500
     Schering-Plough Corp. ................................................        300                       30,862
     Tenet Healthcare Corp. (a) ...........................................        900                       25,144
     Warner-Lambert Co. ...................................................        400                       31,350
     Watson Pharmaceuticals, Inc. (a) .....................................        500                       27,813
                                                                                                     --------------

                                                                                                            134,669
                                                                                                     --------------
ELECTRICAL EQUIPMENT - 2.25%
     General Electric Co. .................................................        275                       24,063
                                                                                                     --------------

ELECTRIC UTILITIES - 5.39%
     FPL Group, Inc. ......................................................        500                       31,281
     Unicom Corp. .........................................................        700                       26,381
                                                                                                     --------------

                                                                                                             57,662
                                                                                                     --------------
FINANCIAL SERVICES - 1.37%
     Household International, Inc. ........................................        400                       14,625
                                                                                                     --------------

FOOD & BEVERAGES - 2.37%
     PepsiCo, Inc. ........................................................        750                       25,313
                                                                                                     --------------

INSURANCE - 6.63%
     American Bankers Insurance Group, Inc. ...............................        800                       35,750
     SunAmerica, Inc. .....................................................        500                       35,250
                                                                                                     --------------

                                                                                                             71,000
                                                                                                     --------------

See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                                                                                         MARKET
                                                                               SHARES                     VALUE
                                                                               ------                     -----
MINING - 1.51%
     Stillwater Mining Co. (a) ............................................        500               $       16,188
                                                                                                     --------------
NETWORKING PRODUCTS - 2.35%
     Cisco Systems, Inc. (a) ..............................................        400                       25,200
                                                                                                     --------------

OIL - 3.99%
     Atlantic Richfield Co. ...............................................        300                       20,663
     Unocal Corp. .........................................................        650                       22,059
                                                                                                     --------------

                                                                                                             42,722
                                                                                                     --------------
OIL & GAS EXPLORATION AND PRODUCTION - 2.69%
     Burlington Resources, Inc. ...........................................        700                       28,831
                                                                                                     --------------

OIL FIELD SERVICE - 5.82%
     BJ Services Co. (a) ..................................................      1,000                       20,437
     BJ's Wholesale Club, Inc. (a) ........................................        800                       28,750
     Schlumberger Ltd. ....................................................        250                       13,125
                                                                                                     --------------

                                                                                                             62,312
                                                                                                     --------------
PHOTOGRAPHY - 2.17%
     Eastman Kodak Co. ....................................................        300                       23,250
                                                                                                     --------------

RETAIL - 2.03%
     Home Depot, Inc. .....................................................        500                       21,750
                                                                                                     --------------

RETAIL TRADE - 2.60%
     Rite Aid Corp. .......................................................        700                       27,781
                                                                                                     --------------

SOFTWARE - 3.49%
     Electronic Arts, Inc. (a) ............................................        550                       22,619
     Oracle Corp. (a) .....................................................        500                       14,781
                                                                                                     --------------

                                                                                                             37,400
                                                                                                     --------------
TELEPHONE - 6.26%
     AT&T Corp. ...........................................................        350                       21,788
     MCI WorldCom, Inc. (a) ...............................................        400                       22,100
     SBC Communications, Inc. .............................................        500                       23,156
                                                                                                     --------------

                                                                                                             67,044
                                                                                                     --------------
TOBACCO - 2.39%
     Philip Morris Companies, Inc. ........................................        500                       25,563
                                                                                                     --------------

TOTAL COMMON STOCKS - (Cost $886,119)                                                                       944,974
                                                                                                     --------------


TOTAL INVESTMENTS (COST $886,119) - 88.29%                                                                  944,974
OTHER ASSETS AND LIABILITIES- 11.71%                                                                        125,297
                                                                                                     --------------

NET ASSETS - 100.00%                                                                                 $    1,070,271
                                                                                                     ==============

(a) Denotes non-income producing security

See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
ASIAN HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998 (UNAUDITED)

                                                                              PRINCIPAL                  MARKET
                                                                               AMOUNT                     VALUE
                                                                               ------                     -----

SHORT TERM INVESTMENT (COST $903,000) - 92.40%
UNITED STATES - 92.40%
TIME DEPOSIT - 92.40%
     State Street Bank and Trust Co.,
     4.750% due 11/2/1998 ................................................$    903,000               $      903,000
                                                                                                     --------------

TOTAL INVESTMENTS (COST $903,000) - 92.40%                                                                  903,000
OTHER ASSETS AND LIABILITIES- 7.60%                                                                          74,299

                                                                                                     --------------
NET ASSETS - 100.00%                                                                                 $      977,299
                                                                                                     ==============

See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 1998 (UNAUDITED)

                                                     STRATEGIC
                                                      NATURAL          INFO-TECH &                             ASIAN HIGH
                                                     RESOURCES        COMMUNICATIONS          GROWTH              YIELD
                                                       FUND                 FUND               FUND                FUND
                                                       ----                 ----               ----                ----
ASSETS
   Investments in securities, at value (Note 2)     $  3,363,466        $ 9,058,538        $    944,974        $         -
   Short term investments (Note 2).............          441,000          3,106,000                   -            903,000
                                                    ------------        -----------        ------------        -----------
     Total investments.........................        3,804,466         12,164,538             944,974            903,000

   Cash........................................                -              4,898              46,066                921
   Foreign currency, at value (cost $ 131).....              131                  -                   -                  -
   Unrealized gain on forward currency contracts             446                  -                   -                  -
   Receivable for securities sold..............          133,130            476,735              95,306                238
   Interest  and Dividends receivable..........            2,386              2,164                 605                  -
   Receivable for fund shares sold.............            3,500            304,952                   -             15,000
   Receivable due from advisor (Note 3)........           92,141             50,793             117,675            127,422
   Deferred organizational expenses (Note 2)...           15,127             15,124              15,124             15,124
   Other assets................................            7,785              8,525               6,017              8,563
                                                    ------------        -----------        ------------        -----------
         TOTAL ASSETS..........................        4,059,112         13,027,729           1,225,767          1,070,268

LIABILITIES
   Payable to custodian........................            3,512                  -                   -                  -
   Unrealized loss on forward currency contracts           2,606                  -                   -                  -
   Payable for securities purchased............          321,219                  -              69,868                  -
   Payable for fund shares redeemed............           22,362             32,189                   -                  -
   Payable for trustee fees (Note 3)...........            1,586              1,578               1,578              1,564
   Payable for organizational expenses (Note 2)            4,589              4,589               4,589              4,589
   Accrued expenses and other liabilities......           81,507             83,321              79,461             86,816
                                                    ------------        -----------        ------------        -----------
         TOTAL LIABILITIES.....................          437,381            121,677             155,496             92,969
                                                    ------------        -----------        ------------        -----------
         NET ASSETS............................     $  3,621,731        $12,906,052        $  1,070,271        $   977,299
                                                    ============        ===========        ============        ===========

NET ASSETS
   Paid-in capital.............................     $  4,468,122        $12,544,475        $    998,643        $ 2,045,301
   Undistributed net investment income (loss)..          117,953            (20,052)             10,942              2,780
   Accumulated net realized gain (loss) on
     investments and foreign currency transactions      (854,378)           (74,559)              1,831         (1,070,782)
   Net unrealized appreciation (depreciation) on
     investments and foreign currency translations      (109,966)            456,188             58,855                  -
                                                    ------------        -----------        ------------        -----------
         NET ASSETS............................     $  3,621,731         $12,906,052       $  1,070,271        $   977,299
                                                    ============        ===========        ============        ===========

CLASS A SHARES:
Net assets.....................................     $  3,621,421        $12,060,477        $  1,054,665        $   977,001
                                                    ============        ===========        ============ =      ===========
Net asset value per share (based on shares of
     beneficial interest outstanding, par value
     $.01 per share)...........................     $     12.66         $     19.49        $      16.66        $      7.97
                                                    ===========         ===========        ============        ===========

Offering price per share.......................     $      13.43        $     20.68        $      17.68        $      8.37
                                                    ============        ===========        ============        ===========
Total shares outstanding at end of period......          286,146            618,800              63,312            122,525
                                                    ============        ===========        ============        ===========

CLASS B SHARES:
Net assets.....................................     $        310        $   845,575        $     15,606        $       298
                                                    ============        ===========        ============        ===========
Net asset value and offering price per share
     (based on shares of beneficial interest
     outstanding, par value $.01 per share)....     $     12.61         $     19.46        $      16.66        $      7.96
                                                    ===========         ===========        ============        ===========
Total shares outstanding at end of period......              25              43,441                 937                 37
                                                    ===========         ===========        ============        ===========
INVESTMENTS, AT COST...........................     $ 3,912,272         $11,708,410        $    886,119        $   903,000
                                                    ===========         ===========        ============        ===========

See Notes to Financial Statements

ORBITEX GROUP OF FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

                                                   STRATEGIC
                                                    NATURAL          INFO-TECH &                         ASIAN HIGH
                                                   RESOURCES       COMMUNICATIONS        GROWTH             YIELD
                                                     FUND               FUND              FUND              FUND
                                                     ----               ----              ----              ----
INVESTMENT INCOME
   Interest income.............................  $     12,087       $    47,313       $      2,641       $   130,146
   Dividend income.............................        32,281            14,886              2,854             1,283
   Foreign taxes withheld......................          (430)             (440)               (26)                -
                                                 ------------       -----------       ------------       -----------
     TOTAL INVESTMENT INCOME...................        43,938            61,759              5,469           131,429

EXPENSES
   Custodian fee (Note 3)......................        42,205            35,284             38,979            35,116
   Administration fee (Note 3).................        42,192            42,045             42,045            41,753
   Investment advisor fee (Note 3).............        24,467            45,251              3,350            17,019
   Transfer agent fee..........................        21,408            20,852             20,193            20,504
   Professional fees...........................        19,336            19,253             19,253            19,095
   Registration fees...........................        16,445            14,322             16,134            12,593
   Distribution fees (Note 3):
     Class A Shares............................         7,830            14,272              1,779             4,093
     Class B Shares............................             -               453                 19                 -
   Printing expense............................         4,929             4,906              4,906             4,860
   Insurance fee...............................         2,951             2,941              2,941             2,921
   Amortization of organizational expenses
   (Note 2)....................................         1,763             1,758              1,758             1,747
   Trustees' fee (Note 3)......................         1,711             1,703              1,703             1,690
   Interest expense (Note 11)..................             -                 -                  -            11,796
   Miscellaneous expense.......................         1,296             1,289              1,290             4,937
                                                 ------------       -----------       ------------       -----------
     Total expenses before waivers,
     reimbursements and custodial credits......       186,533           204,329            154,350           178,124
   Expenses waived and reimbursed (Note 3).....      (140,275)         (121,926)          (146,331)         (155,728)
   Fees reduced by credits allowed by the
     custodian.................................        (1,063)             (592)              (418)             (997)
                                                 ------------       -----------       ------------       -----------
     NET EXPENSES..............................        45,195            81,811              7,601            21,399
                                                 ------------       -----------       ------------       -----------

     NET INVESTMENT INCOME (LOSS)..............        (1,257)          (20,052)            (2,132)          110,030
                                                 ------------       -----------       ------------       -----------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCY TRANSACTIONS
   Net realized loss on:
     Investments...............................      (554,953)          (44,275)           (40,793)         (893,632)
     Foreign currency related transactions.....        (2,013)                -                  -                 -
                                                 ------------       -----------       ------------       -----------
       Total net realized loss.................      (556,966)          (44,275)           (40,793)         (893,632)
                                                 -------------      ------------      -------------      ------------

   Net change in unrealized appreciation
     (depreciation) on:
     Investment transactions...................      (499,388)          150,085                269            14,270
     Foreign currency related translations.....        (2,161)                -                  -                 -
                                                 ------------       -----------       ------------       -----------
       Total net change in unrealized
         appreciation (depreciation)...........      (501,549)          150,085                269            14,270
                                                 -------------      -----------       ------------       -----------

         NET REALIZED AND UNREALIZED
            GAIN (LOSS)........................    (1,058,515)          105,810            (40,524)         (879,362)
                                                 ------------       -----------       ------------       -----------

NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM
     OPERATIONS................................  $ (1,059,772)      $    85,758       $    (42,656)      $  (769,332)
                                                 ============       ===========       ============       ===========

SALES CHARGE PAID TO
   FUNDS DISTRIBUTOR, INC......................  $     34,695       $   501,759       $      7,609       $     3,514
                                                 ============       ===========       ============       ===========



See Notes to Financial Statements

ORBITEX GROUP OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS


                                                                         STRATEGIC                          INFO-TECH &
                                                                          NATURAL                         COMMUNICATIONS
                                                                      RESOURCES FUND                            FUND
                                                                      --------------                            ----
                                                                SIX MONTHS                         SIX MONTHS
                                                                   ENDED           PERIOD*            ENDED           PERIOD*
                                                                  10/31/98          ENDED            10/31/98          ENDED
                                                                (UNAUDITED)        4/30/98         (UNAUDITED)        4/30/98
                                                                -----------        -------         -----------        -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)...................                $     (1,257)     $   127,318      $    (20,052)     $    (5,210)
Net realized gain (loss) on investments
   and foreign currency related transactions...                    (556,966)        (291,457)          (44,275)         (30,284)
Net change in unrealized appreciation
   (depreciation) on investment transactions...                    (501,549)         391,583           150,085          306,103
                                                               ------------      -----------      ------------      -----------
Net increase (decrease) in net assets
   resulting from operations...................                  (1,059,772)         227,444            85,758          270,609
                                                               ------------      -----------      ------------      -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
Net investment income:
   Class A.....................................                           -           (7,147)                -                -
   Class B.....................................                           -                -                 -                -
Distributions in excess of net realized gains..                           -           (6,916)                -                -
                                                               ------------      -----------      ------------      -----------
   Total dividends and distributions to shareholders                     -           (14,063)               -                 -
                                                               ------------      ------------     ------------      -----------

FUND SHARE TRANSACTIONS (NOTE 6)...............                  (1,016,331)       5,464,453        10,379,952        2,149,733
                                                               ------------      -----------      ------------      -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS........                  (2,076,103)       5,677,834        10,465,710        2,420,342
                                                               ------------      -----------      ------------      -----------

NET ASSETS:
Beginning of period ...........................                   5,697,834           20,000         2,440,342           20,000
                                                               ------------      -----------      ------------      -----------
End of period..................................                $  3,621,731      $ 5,697,834      $ 12,906,052      $ 2,440,342
                                                               ============      ===========      ============      ===========


Undistributed net investment income (loss) at
   end of period...............................                $    117,953      $   119,210      $    (20,052)     $         -
                                                               ============      ===========      ============      ===========


* The commencement of investment operations was October 23, 1997 for Strategic Natural Resources Fund and October 22, 1997 for Info-Tech & Communications Fund.

See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                                         ASIAN HIGH
                                                                     GROWTH                                 YIELD
                                                                      FUND                                   FUND
                                                        SIX MONTHS                            SIX MONTHS
                                                           ENDED              PERIOD*            ENDED               PERIOD*
                                                         10/31/98             ENDED            10/31/98              ENDED
                                                        (UNAUDITED)          4/30/98          (UNAUDITED)           4/30/98
                                                        -----------          -------          -----------           -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss) ..................        $    (2,132)        $    14,172        $   110,030         $   121,891
Net realized gain (loss) on investments
   and foreign currency related transactions ..            (40,793)             41,526           (893,632)           (177,110)
Net change in unrealized appreciation
   (depreciation) on investment transactions ..                269              58,586             14,270             (14,270)
                                                       -----------         -----------        -----------         -----------
Net increase (decrease) in net assets
   resulting from operations ..................            (42,656)            114,284           (769,332)            (69,489)
                                                       -----------         -----------        -----------         -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   FROM:
Net investment income
   Class A Shares .............................                 --                  --           (133,603)            (95,628)
   Class B Shares .............................                 --                  --                (11)                 --
Distributions in excess of net realized gains .                 --                  --                 --                  --
                                                       -----------         -----------        -----------         -----------
   Total dividends and distributions to
     shareholders .............................                 --                  --           (133,614)            (95,628)
                                                       -----------         -----------        -----------         -----------

FUND SHARE TRANSACTIONS (NOTE 6) ..............            222,287             756,356         (1,886,312)          3,911,674
                                                       -----------         -----------        -----------         -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .......            179,631             870,640         (2,789,258)          3,746,557
                                                       -----------         -----------        -----------         -----------

NET ASSETS:
Beginning of period ...........................            890,640              20,000          3,766,557              20,000
                                                       -----------         -----------        -----------         -----------
End of period .................................        $ 1,070,271         $   890,640        $   977,299         $ 3,766,557
                                                       ===========         ===========        ===========         ===========

Undistributed net investment income at
   end of period ..............................        $    10,942         $    13,074        $     2,780         $    26,364
                                                       ===========         ===========        ===========         ===========

* The commencement of investment operations was October 22, 1997 for Growth Fund and October 20, 1997 for Asian High Yield Fund.

See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
FINANCIAL HIGHLIGHTS
STRATEGIC NATURAL RESOURCES FUND
Selected data based on a share outstanding throughout each period indicated






                                                                CLASS A SHARES         CLASS A SHARES           CLASS B SHARES
                                                              FOR THE SIX MONTHS                                FOR THE PERIOD
                                                                     ENDED             FOR THE PERIOD              ENDED
                                                               OCTOBER 31, 1998             ENDED            OCTOBER 31, 1998 (a)
                                                                (UNAUDITED) (b)       APRIL 30, 1998 (a)        (UNAUDITED) (b)
                                                                ---------------       ------------------        ---------------
Net asset value, beginning of period .................             $   16.54               $   15.00               $   12.22
                                                                   ---------               ---------               ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ................................                 (0.00)                   0.38 (e)               (0.02)
Net realized and unrealized gain (loss) on investments
and foreign currency related transactions ............                 (3.88)                   1.22                    0.41
                                                                   ---------               ---------               ---------

Total income (loss) from investment operations .......                 (3.88)                   1.60                    0.39
                                                                   ---------               ---------               ---------

Less distributions from net investment income ........                    --                   (0.03)                     --

Less distributions in excess of capital gains ........                    --                   (0.03)                     --
                                                                   ---------               ---------               ---------
Total distributions from net investment income
and net capital gains ................................                    --                   (0.06)                     --
                                                                   ---------               ---------               ---------

NET ASSET VALUE, END OF PERIOD .......................             $   12.66               $   16.54               $   12.61
                                                                   =========               =========               =========

TOTAL RETURN (c) .....................................                (23.46)%                 10.74%                   3.44%
                                                                   =========               =========               =========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .................             $   3,621               $   5,698               $      --
Ratio of net expenses to average net assets
(including interest expense) (d) .....................                  2.32%                   2.40%                   2.40%

Ratio of expenses to average net assets (including
interest expense and custodial credits) (d) ..........                  2.37%                   2.45%                   2.46%

Ratio of total expenses to average net assets before
waivers, reimbursements and custodial credits(d) .....                  9.56%                   9.27%                   9.26%

Ratio of net investment income (loss) to average
net assets (d) .......................................                  2.34%                   6.12% (e)              (1.20)%


Portfolio turnover rate ..............................                   396%                    519%                    396%

(a) The commencement of investment operations was October 23, 1997 and September 21, 1998 for Strategic Natural Resources Fund Class A Shares and Class B Shares, respectively.
(b) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed method did not accord with the results of operations.
(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor, Administrator and Custodian not absorbed a portion of the expenses, total returns would have been lower. Total Returns for periods less than one year are not annualized.
(d)  Annualized for periods less than one year.
(e) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the Advisor during the current fiscal year.

See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
FINANCIAL HIGHLIGHTS
INFO-TECH & COMMUNICATIONS FUND
Selected data based on a share outstanding throughout each period indicated








                                                                 CLASS A SHARES         CLASS A SHARES         CLASS B SHARES
                                                               FOR THE SIX MONTHS                              FOR THE PERIOD
                                                                     ENDED              FOR THE PERIOD              ENDED
                                                                OCTOBER 31, 1998             ENDED           OCTOBER 31, 1998 (a)
                                                                  (UNAUDITED)          APRIL 30, 1998 (a)        (UNAUDITED)
                                                                  -----------          ------------------        -----------
Net asset value, beginning of period .................            $    19.62              $    15.00             $    18.23
                                                                  ----------              ----------             ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ................................                 (0.03)                     --                  (0.01)
Net realized and unrealized gain (loss) on investments
and foreign currency related transactions ............                 (0.10)                   4.62                   1.24
                                                                  ----------              ----------             ----------

Total income (loss) from investment operations .......                 (0.13)                   4.62                   1.23
                                                                  ----------              ----------             ----------

Less distributions from net investment income ........                    --                      --                     --

Less distributions in excess of capital gains ........                    --                      --                     --
                                                                  ----------              ----------             ----------

Total distributions from net investment income
and net capital gains ................................                    --                      --                     --
                                                                  ----------              ----------             ----------

NET ASSET VALUE, END OF PERIOD .......................            $    19.49              $    19.62             $    19.46
                                                                  ==========              ==========             ==========

TOTAL RETURN (b) .....................................                 (0.71)%                 30.80%                  6.69%
                                                                  ==========              ==========             ==========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .................            $   12,060              $    2,440             $      846
Ratio of net expenses to average net assets
(including interest expense) (c) .....................                  2.26%                   2.40%                  2.40%

Ratio of expenses to average net assets (including
interest expense and custodial credits) (c) ..........                  2.28%                   2.88%                  2.01%

Ratio of total expenses to average net assets before
waivers, reimbursements and custodial credits (c) ....                  5.67%                  39.06%                  4.19%

Ratio of net investment income (loss) to average
net assets (c) .......................................                 (0.55)%                 (1.27)%                (1.21)%


Portfolio turnover rate ..............................                   219%                     76%                   219%


(a) The commencement of investment operations was October 22, 1997 and September 16, 1998 for Info-Tech & Communications Fund Class A Shares and Class B Shares, respectively.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor, Administrator and Custodian not absorbed a portion of the expenses, total returns would have been lower. Total Returns for periods less than one year are not annualized.
(c)  Annualized for periods less than one year.

See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
FINANCIAL HIGHLIGHTS
GROWTH FUND
Selected data based on a share outstanding throughout each period indicated






                                                               CLASS A SHARES          CLASS A SHARES       CLASS B SHARES
                                                               --------------          ---------------      --------------
                                                                FOR THE SIX                                 FOR THE PERIOD
                                                                MONTHS ENDED           FOR THE PERIOD            ENDED
                                                              OCTOBER 31, 1998              ENDED         OCTOBER 31, 1998(a)
                                                                 (UNAUDITED)          APRIL 30, 1998(a)       (UNAUDITED)
                                                                 -----------          -----------------       -----------
Net asset value, beginning of period .................            $   17.93              $   15.00             $   16.46
                                                                  ---------              ---------             ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) .........................                (0.09)                  0.26(d)              (0.01)
Net realized and unrealized gain (loss) on investments
and foreign currency related transactions ............                (1.18)                  2.67                  0.21
                                                                  ---------              ---------             ---------

Total income (loss) from investment operations .......                (1.27)                  2.93                  0.20
                                                                  ---------              ---------             ---------

Less distributions from net investment income ........                   --                     --                    --

Less distributions in excess of capital gains ........                   --                     --                    --
                                                                  ---------              ---------             ---------

Total distributions from net investment income
and net capital gains ................................                   --                     --                    --
                                                                  ---------              ---------             ---------

NET ASSET VALUE, END OF PERIOD .......................            $   16.66              $   17.93             $   16.66
                                                                  =========              =========             =========

TOTAL RETURN (b) .....................................                (7.08)%                19.53%                 1.15%
                                                                  =========              =========             =========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .................            $   1,055              $     891             $      16
Ratio of net expenses to average net assets
(including interest expense) (c) .....................                 1.70%                  1.60%                 2.00%

Ratio of expenses to average net assets (including
interest expense and custodial credits) (c) ..........                 1.80%                  2.11%                 2.07%

Ratio of total expenses to average net assets before
waivers, reimbursements and custodial credits (c) ....                34.67%                 50.13%                26.98%

Ratio of net investment income (loss) to average
net assets (c) .......................................                 1.71%                  4.41% (d)            (0.24)%


Portfolio turnover rate ..............................                  458%                   448%                  458%

(a) The commencement of investment operations was October 22, 1997 and September 16, 1998 for Growth Fund Class A Shares and Class B Shares, respectively.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor, Administrator and Custodian not absorbed a portion of the expenses, total returns would have been lower. Total Returns for periods less than one year are not annualized.
(c)  Annualized for periods less than one year.
(d) Net investment income per share and the net investment income ratio would have been lower without a certain investment strategy followed by the Advisor during the current fiscal year.

See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
FINANCIAL HIGHLIGHTS
ASIAN HIGH YIELD FUND
Selected data based on a share outstanding throughout each  period indicated






                                                                CLASS A SHARES       CLASS A SHARES        CLASS B SHARES
                                                                 FOR THE SIX                               FOR THE PERIOD
                                                                 MONTHS ENDED        FOR THE PERIOD             ENDED
                                                               OCTOBER 31, 1998           ENDED          OCTOBER 31, 1998(a)
                                                                  (UNAUDITED)       APRIL 30, 1998(a)        (UNAUDITED)
                                                                  -----------       -----------------        -----------
Net asset value, beginning of period .................            $   10.93            $   12.00              $    8.22
                                                                  ---------            ---------              ---------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income ................................                 0.51                 0.45                   0.03
Net realized and unrealized gain (loss) on investments
and foreign currency related transactions ............                (2.90)               (1.15)                  0.02
                                                                  ---------            ---------              ---------

Total income (loss) from investment operations .......                (2.39)               (0.70)                  0.05
                                                                  ---------            ---------              ---------

Less distributions from net investment income ........                (0.57)               (0.37)                 (0.31)

Less distributions in excess of capital gains ........                   --                   --                     --
                                                                  ---------            ---------              ---------

Total distributions from net investment income
and net capital gains ................................                (0.57)               (0.37)                 (0.31)

                                                                  ---------            =========              ---------

NET ASSET VALUE, END OF PERIOD .......................            $    7.97            $   10.93              $    7.96
                                                                  =========            =========              =========

TOTAL RETURN (b) .....................................               (22.38)%              (5.71)%                 0.59%
                                                                  =========            =========              =========

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .................            $     977            $   3,767              $      --
Ratio of net expenses to average net assets
(including interest expense) (c) .....................                 1.57%                0.14%                  2.00%

Ratio of expenses to average net assets (including
interest expense and custodial credits) (c) ..........                 1.64%                0.22%                  2.20%

Ratio of total expenses to average net assets before
waivers, reimbursements and custodial credits (c) ....                13.02%               12.47%                 25.35%

Ratio of net investment income to average
net assets (c) .......................................                 8.05%                8.65%                  3.28%


Portfolio turnover rate ..............................                  118%                 173%                   118%

(a) The commencement of investment operations was October 20, 1997 and September 21, 1998 for Asian High Yield Fund Class A Shares and Class B Shares, respectively.
(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor, Administrator and Custodian not absorbed a portion of the expenses, total returns would have been lower. Total Returns for periods less than one year are not annualized.
(c)  Annualized for periods less than one year.


See Notes to Financial Statements.

ORBITEX GROUP OF FUNDS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (UNAUDITED)

1.    ORGANIZATION

Orbitex Group of Funds (the "Trust") was incorporated in Delaware in December 1996 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is comprised of four funds (collectively the "Funds" and each individually a "Fund") as follows: Strategic Natural Resources Fund, Info-Tech & Communications Fund, Growth Fund and Asian High Yield Fund. Each Fund operates as a diversified investment company, except Asian High Yield Fund, which operates as a non-diversified investment company. The Funds offer both Class A and Class B Shares. Class A Shares are offered at net asset value plus a maximum sales load of 5.75%, except for Asian High Yield Fund, which is offered at net asset value plus a maximum sales load of 4.75%. Class B Shares are offered subject to a contingent deferred sales charge and will convert to Class A Shares when they have been outstanding approximately eight years.

The Asian Select Advisors Fund was liquidated on August 31, 1998.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION AND TRANSLATIONS

Equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Advisor or Sub-Advisor deems it appropriate, prices obtained from an independent pricing service will be used. Short-term debt investments with maturities less than 60 days are valued at amortized cost or original cost plus accrued interest, each of which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

Securities for which current market quotations are not readily available or for which quotations are not deemed by Orbitex Management, Inc. (the "Advisor") to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trustees.

Investment security transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSLATIONS

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

ORBITEX GROUP OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

INCOME TAXES

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

INVESTMENT INCOME

Corporate actions (including cash dividends) are recorded net of nonreclaimable tax withholdings on the ex-dividend date, except for certain foreign securities for which corporate actions are recorded as soon after ex-dividend date as such information is available. Interest income is recorded on the accrual basis. Market discount, original issue discount and premium are accreted and amortized respectively, on a yield to maturity basis. The value of additional securities received as interest or dividend payments is recorded as income and as the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are allocated to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund's income, expenses (other than the fees mentioned above) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

DISTRIBUTIONS TO SHAREHOLDERS

Income dividends will normally be declared and distributed quarterly for the Asian High Yield Fund and annually for each of the other Funds. All Funds declare and pay net realized capital gain distributions annually. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by each Fund as a whole.

DEFERRED ORGANIZATIONAL COSTS

Organizational expenses have been deferred and are being amortized over a period of five years commencing with operations. The Advisor has agreed with respect to each of the Funds that, if any of the initial shares of a Fund are redeemed during such amortization period by the holder thereof, the redemption proceeds will be reduced for any unamortized organization expenses in the same ratio as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Trustees have established criteria to evaluate the creditworthiness of parties with which the Funds may enter into repurchase agreements.

STRUCTURED NOTES

Each Fund may invest in structured notes, whose principal amount, redemption terms or conversion terms are related to specific securities or other indices. The prices of structured securities have historically been subject to high volatility and their interest or dividend rates may at times be substantially lower than prevailing market rates.

ORBITEX GROUP OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

OTHER

There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the imposition of unfavorable foreign governmental laws and restrictions.

There is significant potential for continuing economic and political turmoil in the Pacific Basin and Southeast Asia, such turmoil could have a negative effect on the share prices of the Funds; particularly the Asian High Yield Fund.

The Strategic Natural Resources Fund, Info-Tech & Communications Fund and Asian High Yield Fund may focus their investments in certain industries, subjecting them to greater risk than funds that are more diversified.

3.    FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEES

Each Fund has entered into an Investment Advisory Agreement with the Advisor. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds will pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 1.25% for the Strategic Natural Resources Fund, 1.25% for the Info-Tech & Communications Fund, 0.75% for the Growth Fund and 1.25% for the Asian High Yield Fund. The Advisory Agreement also provides that the Advisor may retain Sub-Advisers at the Advisor's own cost and expense, for the purpose of managing the investment of the assets of one or more Funds of the Trust.

Through August 31, 1998, the Advisor had agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses net of waivers and custodial credits to an annualized rate of 2.40%, 2.40%, 1.60%, and 2.00% for Class A Shares of the Strategic Natural Resources Fund, Info-Tech & Communications Fund, Growth Fund and Asian High Yield Fund, respectively, subject to possible reimbursement by the Funds if such reimbursement can be achieved within the foregoing expense limits. Effective September 1, 1998, the Advisor has changed the expense limit on Class A Shares of the Strategic Natural Resources Fund, Info-Tech & Communications Fund, and Growth Fund, to 2.00 % annually of the Funds' relative average net assets.

The Advisor has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses net of waivers and custodial credits to an annualized rate of 2.40%, 2.40%, 2.00%, and 2.00% for Class B Shares of the Strategic Natural Resources Fund, Info-Tech & Communications Fund, Growth Fund and Asian High Yield Fund, respectively, subject to possible reimbursement by the Funds if such reimbursement can be achieved within the foregoing expense limits.

In addition, the Advisor has agreed to waive or limit its fees and to pay all operating expenses, not including interest expense but including fee waivers and custodial credits, of the Class A Shares of the Asian High Yield Fund for the period from May 1, 1998 through June 15, 1998. This expense limit was changed to an annualized rate of 1.00% for the period from June 16, 1998 through September 16, 1998. Effective September 17, 1998 this limit was changed to 2.00%.

The waivers for the Advisor's fee for the period ended October 31, 1998 amounted to $24,467, $45,251, $3,350, and $8,421 for Strategic Natural Resources Fund, Info-Tech & Communications Fund, Growth Fund and Asian High Yield Fund, respectively. The reimbursements for the period ended October 31, 1998 amounted to $97,422, $58,547, $124,852, and $129,360 for Strategic Natural Resources Fund, Info-Tech & Communications Fund, Growth Fund and Asian High Yield Fund, respectively.

ORBITEX GROUP OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

SUB-ADVISORY FEES

For the period May 1, 1998 to May 31, 1998, the Asian High Yield Fund had a Sub-Advisory relationship with J. P. Morgan Investment Management Inc. Pursuant to a Sub-Advisory Agreement between the Sub-Advisor, the Advisor and the Trust, the Sub-Advisor was responsible for the selection and management of portfolio investments for the Fund, in accordance with the Fund's investment objective and policies and under the supervision of the Advisor.

The Sub-Advisor received a sub-advisory fee, paid by the Advisor of: 0.50% on the first $50 million average daily net assets of the Fund; 0.45% on the next $50 million average daily net assets of the Fund; and 0.40% on the average daily net assets over $100 million of the Fund.

Effective May 31, 1998, J. P. Morgan Investment Management Inc. resigned as the Sub-Advisor for the Fund. The Fund is currently being managed by the Advisor.

ADMINISTRATION FEES

State Street Bank and Trust Company ("State Street") serves as the Administrator of the Trust. For providing administrative services to the Funds, State Street will receive from each Fund, a monthly fee at an annual rate of 0.10% of the first $100 million of each Fund's average daily net assets, plus 0.08% of the next $100 million of each Fund's average daily net assets, plus 0.06% of each Fund's average daily net assets in excess of $200 million, subject to certain minimum requirements. State Street agreed to waive certain fees for the period ended October 31, 1998, which amounted to $18,386, $18,128, $18,129 and $17,947 for Strategic Natural Resources Fund, Info-Tech & Communications Fund, Growth Fund and Asian High Yield Fund, respectively.

CUSTODIAN FEES

State Street also serves as the Trust's custodian, including holding all portfolio securities and cash assets of the Trust and providing accounting services which includes daily valuation of the shares of each Fund. For its services State Street receives an annual custody and accounting fee which is paid monthly.

DISTRIBUTOR

Funds Distributor, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement for Class A Shares provides for payment of a fee to the Distributor at an annualized rate of 0.30% of the average daily net assets of the Class A Shares of the Asian High Yield Fund and 0.40% of the average daily net assets of the Class A Shares of the other Funds. The Rule 12b-1 Plan and Agreement for Class B Shares provides for payment of a fee to the Distributor at an annualized rate of 1.00% of the average daily net assets of the Class B Shares of each Fund.

TRUSTEES FEES

The Funds pay no compensation to their Trustees who are employees of the Advisor or Sub-Advisors. Trustees who are not Advisor or Sub-Advisor employees receive an annual fee of $5,000.

ORBITEX GROUP OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

4.     AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for both financial statement and federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 1998, were as follows:


                                                             GROSS            GROSS      NET UNREALIZED
                                           IDENTIFIED     UNREALIZED       UNREALIZED     APPRECIATION
                                              COST       APPRECIATION     DEPRECIATION   (DEPRECIATION)
                                              ----       ------------     ------------   --------------
Strategic Natural Resources Fund.......  $  3,912,272   $    93,428     $   201,234      $  (107,806)
Info-Tech & Communications Fund........    11,708,410     1,141,775         685,587          456,188
Growth Fund............................       886,119        63,004           4,148           58,855
Asian High Yield Fund..................       903,000            -               -                -

5.     INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than U.S. Government obligations and short-term securities, for the period ended October 31, 1998, were as follows:

                                                     PURCHASES                  SALES
                                                     ---------                  -----
Strategic Natural Resources Fund.......           $ 13,861,434              $ 14,640,738
Info-Tech & Communications Fund........             19,002,988                11,846,926
Growth Fund............................              3,452,883                 3,372,833
Asian High Yield Fund..................              1,383,092                 4,452,581

Purchases and sales of U.S. Government obligations aggregated $1,159,297 and $1,272,031, respectively, for the Asian High Yield Fund.

6.     SHAREHOLDER'S TRANSACTIONS

Following is a summary of shareholder transactions for each Fund:

                                                                   Six Months Ended
                                                                   October 31, 1998                      Year Ended
                                                                      (unaudited)                      April 30, 1998*
                                                                Shares        Dollars              Shares         Dollars
                                                                ------        -------              ------         -------
Strategic Natural Resources
    Class A Shares

    Shares sold.................................                74,864      $ 1,061,126           709,678      $10,833,321
    Shares issued to shareholders in
      reinvestment..............................                     -                -               713           12,051
    Shares redeemeed...........................               (133,182)      (2,077,755)         (367,260)      (5,380,919)
                                                              ---------     ------------         ---------     ------------

       Net increase (decrease).....................            (58,318)     $(1,016,631)           343,131     $ 5,464,453
                                                              =========     ============         =========     ============

ORBITEX GROUP OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                                        For the Period
                                                      September 21, 1998
                                                      to October 31, 1998
                                                          (unaudited)
                                                     Shares         Dollars
                                                     ------         -------
Strategic Natural Resources
    Class B Shares

    Shares sold.............................           25             $300
    Shares issued to shareholders in
      reinvestment..........................            -                -
    Shares redeemeed........................            -                -
                                                      ---             ----
       Net increase.........................           25             $300
                                                      ===             ====



                                                      Six Months Ended
                                                      October 31, 1998                        Year Ended
                                                         (unaudited)                        April 30, 1998*
                                                   Shares          Dollars             Shares             Dollars
                                                   ------          -------             ------             -------
Info-Tech and Communications
    Class A Shares

    Shares sold............................        618,931       $11,321,737          124,204           $2,171,752
    Shares issued to shareholders in
      reinvestment.........................              -                 -                -                    -
    Shares redeemeed.......................       (124,520)       (1,709,182)          (1,148)             (22,019)
                                                  ---------       -----------          -------          -----------

       Net increase........................        494,411         9,612,555          123,056           $2,149,733
                                                  ========        ===========         =======           ===========


                                                        For the Period
                                                      September 16, 1998
                                                      to October 31, 1998
                                                           (unaudited)
                                                   Shares              Dollars
                                                   ------              -------
Info-Tech and Communications
    Class B Shares

    Shares sold ....................               43,709             $ 771,682
    Shares issued to shareholders in
      reinvestment .................                   --                    --
    Shares redeemeed ...............                 (267)               (4,285)
                                                ---------             ---------

       Net increase ................               43,441             $ 767,397
                                                =========             =========

ORBITEX GROUP OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)


                                                       Six Months Ended
                                                       October 31, 1998                               Year Ended
                                                          (unaudited)                               April 30, 1998*
                                                  Shares                Dollars               Shares               Dollars
                                                  ------                -------               ------               -------
Growth
    Class A Shares

    Shares sold ....................               29,624             $ 477,802                48,341            $ 756,356
    Shares issued to shareholders in
      reinvestment .................                   --                    --                    --                   --

    Shares redeemeed ...............              (15,986)             (270,815)                   --                   --
                                                ---------             ---------             ---------            ---------

       Net increase ................               13,638             $ 206,987                48,341            $ 756,356
                                                =========             =========             =========            =========




                                                     For the Period
                                                   September 16, 1998
                                                    October 31, 1998
                                                       (unaudited)
                                                 Shares            Dollars
                                                 ------            -------
Growth
    Class B Shares

    Shares sold ....................                937            $15,300
    Shares issued to shareholders in
      reinvestment .................                 --                 --
    Shares redeemeed ...............                 --                 --
                                                -------            -------

       Net increase ................                937            $15,300
                                                =======            =======




                                                   Six Months Ended
                                                   October 31, 1998                            Year Ended
                                                      (unaudited)                            April 30, 1998*
                                                Shares            Dollars               Shares            Dollars
                                                ------            -------               ------            -------
Asian High Yield
    Class A Shares

    Shares sold ....................             12,879         $   128,772             528,380         $ 5,998,122
    Shares issued to shareholders in
      reinvestment .................             10,566              98,148               2,010              21,381
    Shares redeemeed ...............           (245,560)         (2,113,540)           (187,417)         (2,107,829)
                                            -----------         -----------         -----------         -----------

       Net increase (decrease) .....           (222,115)        $(1,886,620)            342,973         $ 3,911,674
                                            ===========         ===========         ===========         ===========

ORBITEX GROUP OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

                                             For the Period
                                           September 16, 1998
                                            October 31, 1998
                                              (unaudited)
                                           Shares     Dollars
                                           ------     -------
Asian High Yield
    Class B Shares

    Shares sold ....................          37        $308
    Shares issued to shareholders in
      reinvestment .................          --          --
    Shares redeemeed ...............          --          --
                                            ----        ----

       Net increase ................          37        $308
                                            ====        ====

* The commencement of investment operations was October 23, 1997 for Strategic Natural Resources Fund, October 22, 1997 for Info-Tech & Communications Fund, October 22, 1997 for Growth Fund and October 20, 1997 for Asian High Yield Fund.

7.     FORWARD CURRENCY CONTRACTS

At October 31, 1998, The Strategic Natural Resources Fund had outstanding forward currency contracts, which contractually obligate the Fund to deliver currency at a specified date, as follows:

                                                              U.S. Cost         October 31, 1998        Unrealized
                                                           on Origination            U.S. $            Appreciation
Foreign Currency Purchase Contracts                             Date                Value            (Depreciation)
-----------------------------------                             ----                -----            --------------
AUD, expiring 11/4/98, (1 contract)                           $ 15,438            $ 15,637               $   199
CAD, expiring 11/5/98-11/12/98, (2 contracts)                  454,464             453,659                  (805)
                                                                                                         --------
                                                                                                         $  (606)

                                                              U.S. Cost         October 31, 1998         Unrealized
                                                           on Origination            U.S. $             Appreciation
Foreign Currency Sale Contracts                                Date                  Value             (Depreciation)
-------------------------------                                ----                  -----             --------------
AUD, expiring 11/4/98, (1 contract)                           $ 15,738            $ 15,637               $   101
CAD, expiring 11/5/98-11/12/98, (4 contracts)                  452,002             453,657                (1,655)
                                                                                  --------
                                                                                                          (1,554)
Net Unrealized Depreciation                                                                              $(2,160)
                                                                                                         ========

8.     BENEFICIAL INTEREST

The following schedule shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders:

                                                                     5% OR GREATER SHAREHOLDERS
                                                   NUMBER OF SHAREHOLDERS                        % OF FUND HELD
                                                CLASS A           CLASS B                 CLASS A          CLASS B
                                                -------           -------                 -------          -------
Strategic Natural Resources Fund.......               1                 1                     24%             100%
Info-Tech & Communications Fund........               1                 5                     17%              53%
Growth Fund............................               5                 1                     73%              98%
Asian High Yield Fund..................               5                 3                     34%             100%


There were no of affiliated shareholders as of October 31, 1998.

ORBITEX GROUP OF FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998 (UNAUDITED)

9.     CAPITAL LOSS CARRYFORWARD

At April 30, 1998, the Info-Tech Communications Fund had available for federal income tax purposes unused capital losses of $30,284, expiring in the Year 2006.

Under current tax law, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended April 30, 1998, the following Funds have elected to defer losses occurring between November 1, 1997 and April 30, 1998 under these rules, as follows:


                                                                   CAPITAL            CURRENCY
                                                                   LOSSES              LOSSES
                  NAME OF FUND                                    DEFERRED            DEFERRED
                  ------------                                    --------            --------
       Strategic Natural Resources Fund...........                $269,461                 $706
       Asian High Yield Fund......................                 177,282                    -
       Asian Select Advisors Fund.................                   1,212                    -

Such deferred losses will be treated as arising on the first day of the fiscal year ending April 30, 1999.

10.    INITIAL CAPITALIZATION AND OFFERING OF SHARES

During the period from May 29, 1997 to the commencement of investment operations for each of the Funds, each Fund had no operations other than those related to organizational matters, including the initial capital contribution of $20,000 for each Fund and the issuance of 1,333 shares for each of the Funds, with the exception of the Asian High Yield Fund which issued 1,667 shares. There were no additional transactions until commencement of investment operations for each of the Funds.

11.    LINE OF CREDIT

The Trust participated in a $10 million line of credit provided by Deutsche Bank AG, New York Branch (the "Bank") under a Credit Agreement (the "Agreement") dated February 17, 1998 . Under the Agreement, each Fund as a separate and distinct borrower may borrow up to a designated base commitment allocation specified in the Agreement, plus its pro rata portion of any unused commitment allocation of the other borrowers under the agreement. Interest is payable in respect to the unpaid principal amount depending on the type of loan designated by the borrower. The Funds are charged an annualized commitment fee computed at a rate equal to 0.10 of 1% on a annual basis of the daily average unutilized credit balance. The Agreement requires, among other provisions, that the aggregate outstanding principal amount of the loans made to each borrower under the Agreement shall not exceed the lesser of (i) 33 1/3% of the value of the total assets of the borrower less all liabilities and indebtedness not represented by senior securities; and (ii) any borrower limitations described for such borrowers in the Trust's prospectus.

During the six months ended October 31, 1998, only the Asian High Yield Fund had borrowings under the Agreement. The Asian High Yield Fund entered into a NIBOR based loan agreement on April 16, 1998 in the amount of $750,000, with an interest rate of 6.15625% (NIBOR rate plus 50 basis points). The expiration date of the loan was May 15, 1998. Effective July 24, 1998, the Trust terminated the Agreement with the Bank.

12.    SUBSEQUENT EVENTS

The Trustees have approved by unanimous vote, the liquidation of the Asian High Yield Fund effective November 30, 1998.

ORBITEX GROUP OF FUNDS
410 PARK AVENUE
NEW YORK, NY 10022
--------------------------------------------------------------------------------


TRUSTEES AND OFFICERS
James L. Nelson         Trustee, President
Ronald Altbach          Trustee
Thomas T. Bachmann      Trustee
Otto J. Felber          Trustee
Stephen J. Hamrick      Trustee

Kimberly Ratz           Treasurer
Fyzul Khan              Secretary


INVESTMENT ADVISOR
Orbitex Management, Inc.
410 Park Avenue
New York, NY 10022


ADMINISTRATOR AND CUSTODIAN
State Street Bank and Trust Company
150 Newport Avenue
North Quincy, MA 02171


TRANSFER AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171
Telephone: 1-888-672-4839


DISTRIBUTOR
Funds Distributor, Inc.
60 State Street
Boston, MA 02109


INDEPENDENT ACCOUNTANTS
PriceWaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110


LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, NY 10166